Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Period-end Spot Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Period-end Spot Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.2221	7.2952	6.8681
Average Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Average Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.1828	7.0511	6.9784